Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Trade and other payables

19	Trade and other payables

	2017	2016	2015
Current	£’000	£’000	£'000

Trade payables	2,271	3,268	2,285
Other payables	1,141	1,166	35
Accruals	3,090	2,003	3,101

Total financial liabilities, excluding loans and borrowings, classified as financial liabilities measured at amortised cost	6,502	6,437	5,421

Tax and social security	359	670	183
Deferred revenue	1,141	1,300	1,480

Total trade and other payables	8,002	8,407	7,084

Book values approximate to fair value at 31 December 2017, 2016 and 2015.

All current trade and other payables are payable within 3 months of the period end date shown above.

Government grants

The Group received development grant funding from the European Union under the Horizon 2020 “Nanofacturing” project, a European Union funded programme to develop a scalable manufacturing platform for the production of nanopharmaceutical products.  Midatech is participating in this programme, along with seven other entities, through two Group companies, Midatech Pharma España SL (formerly Midatech Biogune SL) (“MPE”), which is acting as project coordinator, and Midatech Limited. The project commenced in February 2015 and is scheduled to complete in January 2019. £840k (2016: £547k) of revenue has been recognised during the year in relation to this project and £1.11m (2016: £1.24m) of the deferred revenue balance relates to funds received but not yet recognised.

Government grants/loans in Spain

Five tranches of government loans have been received by MPE for the finance of research, technical innovation and the construction of their laboratory. The loans are term loans which carry an interest rate below the market rate, and are repayable over periods through to 2022. The loans carry default interest rates in the event of scheduled repayments not being met. On initial recognition, the loans are discounted at a market rate of interest with the credit being classified as a grant within deferred revenue. The deferred grant revenue is released to the consolidated statement of comprehensive income within research and development costs in the period to which the expenditure is recognised.

The debt element of the government loans is designated within note 20 as borrowings, the gross contractual repayment of the loans is disclosed in note 22.